Stock-Based Compensation - Summary of Weighted-average Assumptions Used to Estimate Fair Value of Options Granted (Details) (10-K) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Volatility	110.43%	90.15%	93.86%	77.79%
Risk free interest rate	1.68%	2.54%	1.95%	2.88%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Term (years)	5 years 3 months 8 days	6 years 3 months 26 days	5 years 5 months 9 days	6 years 5 months 12 days
Weighted-average fair value of options granted during the period	$ 4.45	$ 10.07	$ 4.32	$ 17.70